Long-Term Debt and Financial Liabilities, 1.72 Million Euro Term Loan (Details) - 1.72 Million Euro Term Loan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Debt Instruments [Abstract]
Face amount	$ 1,850,000		€ 1,720,000
Nominal fixed interest rate	2.68%		2.68%
Frequency of periodic payment	quarterly	quarterly
Installment payment	$ 27,553	€ 23,423